Share Capital - Schedule of Share Capital (Detail) € in Millions	6 Months Ended
Jun. 30, 2019 EUR (€) shares
Disclosure of classes of share capital [line items]
Beginning balance | shares	135,999,394
New shares issued | shares	817,627
Ending balance | shares	136,817,021
Beginning balance	€ (114)
Ending balance	(113)
Share capital [member]
Disclosure of classes of share capital [line items]
Beginning balance	3
New shares issued	0
Ending balance	3
Share premium [member]
Disclosure of classes of share capital [line items]
Beginning balance	420
New shares issued	0
Ending balance	€ 420